Significant commitments and contingencies	12 Months Ended
Dec. 31, 2017
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Significant commitments and contingencies
27.	Significant commitments and contingencies

Operating leases commitments

ChipMOS Taiwan entered into several operating lease contracts for land. These renewable operating leases will expire by 2032 and 2034.

ChipMOS USA entered into several operating lease contracts for office space. These renewable operating leases will expire by 2018 and 2019.

Future minimum lease payments under those leases are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
≤ 1 year	39,929	39,342	1,327
2 to 5 years	140,328	130,182	4,392
> 5 years	176,897	139,899	4,720

	357,154	309,423	10,439

Capital commitments

Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Property, plant and equipment	1,615,460	2,178,262	73,491

Other commitments

A letter of guarantee was issued by Bank of Taiwan to the Tariff Bureau of the Ministry of Finance for making payment of customs-duty deposits when importing. The amount of letter of guarantee will occupy the credit lines for short-term loans of ChipMOS Taiwan. As of December 31, 2016 and 2017, the amount of NT$131,000 thousand and NT$97,500 thousand (US$3,289 thousand) are guaranteed by Bank of Taiwan.

As described in Note 29, as of October 31, 2016, the Company merged with its former parent company, ChipMOS Bermuda and as a result, the Company deducted unappropriated retained earnings by NT$5,052,343 thousand. The Company has filed an application to the National Taxation Bureau of the Northern Area, Ministry of Finance to apply the accumulated deficit amount, resulted from subtracting the aforementioned amount, as a deduction in the calculation of years 2015 and 2016 additional 10% tax on unappropriated retained earnings.